Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000034273
Document Creation Date	dei_DocumentCreationDate	Mar. 19, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 19, 2018
Prospectus Date	rr_ProspectusDate	Mar. 06, 2018